Effect of the revision on the Condensed Consolidated Financial Statements for the three and six months ended June 30, 2023 - CONDENSED CONSOLIDATED STATEMENT OF LOSS AND OTHER COMPREHENSIVE (LOSS)/INCOME (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023
Cost of sales	$ (206,710)	$ (297,096)	[1]	$ (461,000)	$ (603,784)	[1]
Operating income	148,168	147,594	[1]	141,076	342,767	[1]
Finance costs	(279,156)	(1,369,052)	[1]	(1,812,744)	(1,546,019)	[1]
Profit/(loss) before income tax	(87,978)	(1,213,085)	[1]	(1,647,292)	(1,190,092)	[1]
Loss for the period	(124,314)	(1,270,326)	[1]	(1,681,564)	(1,262,551)	[1]
Loss attributable to:
Owners of the Company	(121,069)	(1,266,772)	[1]	(1,674,397)	(1,256,191)	[1]
Loss for the period	$ (124,314)	$ (1,270,326)	[1]	$ (1,681,564)	$ (1,262,551)	[1]
Loss per share - basic	$ (0.36)	$ (3.79)	[1]	$ (5.03)	$ (3.77)	[1]
Loss per share - diluted	$ (0.36)	$ (3.79)	[1]	$ (5.03)	$ (3.77)	[1]
Other comprehensive (loss)/income:
Exchange differences on translation of foreign operations	$ (6,994)	$ 585,257	[1]	$ 1,036,525	$ 629,449	[1]
Other comprehensive (loss)/income for the period, net of taxes	(6,996)	585,264	[1]	1,036,524	629,456	[1]
Total comprehensive (loss)/income	(131,310)	(685,062)	[1]	(645,040)	(633,095)	[1]
Total comprehensive loss attributable to:
Owners of the Company	(107,091)	(691,914)	[1]	(610,226)	(642,343)	[1]
Total comprehensive (loss)/income	$ (131,310)	(685,062)	[1]	$ (645,040)	(633,095)	[1]
As previously reported
Cost of sales		(278,093)			(584,781)
Operating income		166,597			361,770
Finance costs		(1,366,012)			(1,542,979)
Profit/(loss) before income tax		(1,191,042)			(1,168,049)
Loss for the period		(1,248,283)			(1,240,508)
Loss attributable to:
Owners of the Company		(1,244,729)			(1,234,148)
Loss for the period		$ (1,248,283)			$ (1,240,508)
Loss per share - basic		$ (3.73)			$ (3.71)
Loss per share - diluted		$ (3.73)			$ (3.71)
Other comprehensive (loss)/income:
Exchange differences on translation of foreign operations		$ 580,767			$ 624,959
Other comprehensive (loss)/income for the period, net of taxes		580,774			624,966
Total comprehensive (loss)/income		(667,509)			(615,542)
Total comprehensive loss attributable to:
Owners of the Company		(674,361)			(624,790)
Total comprehensive (loss)/income		(667,509)			(615,542)
Adjustments
Cost of sales		(19,003)			(19,003)
Operating income		(19,003)			(19,003)
Finance costs		(3,040)			(3,040)
Profit/(loss) before income tax		(22,043)			(22,043)
Loss for the period		(22,043)			(22,043)
Loss attributable to:
Owners of the Company		(22,043)			(22,043)
Loss for the period		$ (22,043)			$ (22,043)
Loss per share - basic		$ (0.06)			$ (0.06)
Loss per share - diluted		$ (0.06)			$ (0.06)
Other comprehensive (loss)/income:
Exchange differences on translation of foreign operations		$ 4,490			$ 4,490
Other comprehensive (loss)/income for the period, net of taxes		4,490			4,490
Total comprehensive (loss)/income		(17,553)			(17,553)
Total comprehensive loss attributable to:
Owners of the Company		(17,553)			(17,553)
Total comprehensive (loss)/income		$ (17,553)			$ (17,553)

[1]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).